FT Cboe Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
July 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 50.0%
	Banks — 5.0%
1,635	JPMorgan Chase & Co.	$258,265
	Biotechnology — 5.0%
1,103	Amgen, Inc.	258,267
	Chemicals — 5.0%
4,586	Dow, Inc.	258,971
	Communications Equipment — 5.0%
4,955	Cisco Systems, Inc.	257,858
	Consumer Staples Distribution & Retail — 5.0%
8,608	Walgreens Boots Alliance, Inc.	257,982
	Diversified Telecommunication Services — 5.0%
7,583	Verizon Communications, Inc.	258,429
	Industrial Conglomerates — 5.0%
2,315	3M Co.	258,122
	IT Services — 5.0%
1,788	International Business Machines Corp.	257,794
	Oil, Gas & Consumable Fuels — 5.0%
1,571	Chevron Corp.	257,110
	Semiconductors & Semiconductor Equipment — 5.0%
7,178	Intel Corp.	256,757
	Total Common Stocks	2,579,555
	(Cost $2,343,677)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 70.1%
$3,718,000	U.S.Treasury Bill (a)	(b)	01/25/24	3,621,984
	(Cost $3,628,667)
	Total Investments — 120.1%			6,201,539
	(Cost $5,972,344)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
	Call Options Purchased — 0.1%
23	3M Co.	$256,450	$156.44	01/22/24	276
11	Amgen, Inc.	257,565	358.05	01/22/24	33
16	Chevron Corp.	261,856	251.93	01/22/24	32
50	Cisco Systems, Inc.	260,200	69.98	01/22/24	250
46	Dow, Inc.	259,762	79.26	01/22/24	92
71	Intel Corp.	253,967	44.36	01/22/24	6,674
18	International Business Machines Corp.	259,524	188.47	01/22/24	90
16	JPMorgan Chase & Co.	252,736	203.31	01/22/24	416
76	Verizon Communications, Inc.	259,008	55.82	01/22/24	304
86	Walgreens Boots Alliance, Inc.	257,742	52.19	01/22/24	172
	Total Purchased Options				8,339
	(Cost $8,011)

FT Cboe Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (21.5)%
	Call Options Written — (0.1)%
(5)	3M Co.	$(55,750)	$112.00	08/04/23	$(410)
(2)	Amgen, Inc.	(46,830)	237.50	08/04/23	(410)
(2)	Chevron Corp.	(32,732)	157.50	08/04/23	(1,274)
(11)	Cisco Systems, Inc.	(57,244)	52.00	08/04/23	(572)
(8)	Dow, Inc.	(45,176)	55.00	08/04/23	(1,136)
(9)	Intel Corp.	(32,193)	36.50	08/04/23	(261)
(5)	International Business Machines Corp.	(72,090)	143.00	08/04/23	(855)
(7)	JPMorgan Chase & Co.	(110,572)	157.50	08/04/23	(994)
(12)	Verizon Communications, Inc.	(40,896)	34.00	08/04/23	(432)
(17)	Walgreens Boots Alliance, Inc.	(50,949)	30.00	08/04/23	(578)
	Total Call Options Written				(6,922)
	(Premiums received $5,861)
	Put Options Written — (21.4)%
(23)	3M Co.	(256,450)	156.44	01/22/24	(99,935)
(11)	Amgen, Inc.	(257,565)	358.05	01/22/24	(129,525)
(16)	Chevron Corp.	(261,856)	251.93	01/22/24	(135,328)
(50)	Cisco Systems, Inc.	(260,200)	69.98	01/22/24	(84,000)
(46)	Dow, Inc.	(259,762)	79.26	01/22/24	(100,924)
(71)	Intel Corp.	(253,967)	44.36	01/22/24	(60,421)
(18)	International Business Machines Corp.	(259,524)	188.47	01/22/24	(76,518)
(16)	JPMorgan Chase & Co.	(252,736)	203.31	01/22/24	(67,424)
(76)	Verizon Communications, Inc.	(259,008)	55.82	01/22/24	(162,640)
(86)	Walgreens Boots Alliance, Inc.	(257,742)	52.19	01/22/24	(186,792)
	Total Put Options Written				(1,103,507)
	(Premiums received $1,155,275)
	Total Written Options				(1,110,429)
	(Premiums received $1,161,136)
	Net Other Assets and Liabilities — 1.3%				65,695
	Net Assets — 100.0%				$5,165,144

(a)	All or a portion of this security is pledged as collateral for the options written. At July 31, 2023, the value of this security amounts to $3,621,984.
(b)	Zero coupon security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,579,555	$2,579,555	$—	$—
U.S. Treasury Bills	3,621,984	—	3,621,984	—
Total Investments	6,201,539	2,579,555	3,621,984	—
Purchased Options	8,339	—	8,339	—
Total	$6,209,878	$2,579,555	$3,630,323	$—

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(6,922)	$(6,922)	$—	$—
Put Options Written	(1,103,507)	—	(1,103,507)	—
Total	$(1,110,429)	$(6,922)	$(1,103,507)	$—

*	See Portfolio of Investments for industry breakout.